Summary of Equity Compensation Plans (Parenthetical) (Detail) (Equity compensation plans approved by security holders)	Dec. 31, 2013
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants	11,543,910